Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets at Cost Less Accumulated Amortization

The Company states intangible assets at cost less accumulated amortization.

	December 31, 2024	December 31, 2023
License	$214,422	$220,444
Computer software	2,560	2,462
Less: accumulated amortization	(136,997)	(98,227)
Intangible assets, net	$79,985	$124,679

Schedule of Estimated Future Amortization Expenses	The estimated future amortization expenses are as follows:
Years ending December 31,	Estimated Amortization Expense
2025	$41,159
2026	38,310
2027	516
Total	$79,985